Loans and Allowance for Credit Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 MortgageLoan	Dec. 31, 2013
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank ("FHLB")	$ 79,800,000,000	$ 77,200,000,000
Loans pledged at the Federal Reserve Bank	61,800,000,000	53,000,000,000
Outstanding advances to joint venture, whose principal activities are to lend to entities that develop land and sell residential homes	135,000,000	205,000,000
Unearned interest and deferred fees and costs on loans	574,000,000	556,000,000
Contractually required payments receivable for all purchased nonimpaired loans acquired in the Charter One acquisition	1,500,000,000
Contractual cash flows not expected to be collected in the Charter One acquisition	247,000,000
Fair value of loans acquired in the Charter One acquisition	969,000,000
Purchased impaired loans acquired in the Charter One acquisition	0
Foreclosed residential real estate property included in other real estate owned	270,000,000
Foreclosed residential real estate property included in other real estate owned excluding covered assets	233,000,000
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs	641,000,000
Residential mortgage loans secured by residential real estate in process of foreclosure	2,900,000,000
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period arrangement was unsuccessful and no longer eligible for a permanent modification	1,778
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification	222,000,000
Remaining term for residential mortgages and home equity and second mortgage loans covered under loss sharing agreements	5 years
Purchased impaired loans included in covered loans classified as nonperforming assets		5,000,000
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure purchased from Government National Mortgage Association mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs	2,100,000,000
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period	226
Outstanding balance of loans in trial period	25,000,000
Estimated post-modification balance of loans in trial period	29,000,000
Home Equity and Second Mortgage Loans [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period	16
Outstanding balance of loans in trial period	1,000,000
Estimated post-modification balance of loans in trial period	1,000,000
Loans Purchased from GNMA Mortgage Pools [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period	1,540
Outstanding balance of loans in trial period	198,000,000
Estimated post-modification balance of loans in trial period	$ 198,000,000